Annual Total Returns[BarChart] - Nationwide Destination 2025 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.70%)	13.26%	17.06%	4.11%	(1.87%)	8.16%	13.97%	(6.56%)	18.39%	11.29%